ORDINARY SHARE REPURCHASE AND ISSUANCE - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 12, 2014	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity, Class of Treasury stock
Shares repurchased under program				199,331	328,856
Value of shares repurchased				$ 374	$ 1,049
Repurchase program November 2014
Equity, Class of Treasury stock
Share repurchase program, Authorized amount	$ 40,000
Share repurchase program, Period in force	24 months
Share repurchase program, additional period		2 years